Equity and Divestitures - Schedule of Statement of Financial Position (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Mercos [Member]
Schedule of Statement of Financial Position [Line Items]
Beginning Balance	R$ 7,181	R$ 3,039
Share of profit for the year	3,983	5,370
Payment of dividends	(12,326)	(1,228)
Ending Balance	(1,162)	7,181
Smart NX [Member]
Schedule of Statement of Financial Position [Line Items]
Beginning Balance	1,692	1,290
Share of profit for the year		2,594
Payment of dividends		(2,192)
Ending Balance	R$ 1,692	R$ 1,692